Variable Interest Entity (Tables)	12 Months Ended
Jun. 30, 2020
Variable Interest Entity or Potential VIE, Information Unavailability, Disclosures [Abstract]
Schedule of VIE's consolidated assets and liabilities
	June 30, 2020	June 30, 2019
Current assets	$4,346,154	$6,085,868
Property and equipment, net	433,319	223,385
Other noncurrent assets, net	1,531,332	867,756
Total assets	$6,310,805	$7,177,009

	June 30, 2020	June 30, 2019
Current liabilities:
Deferred revenue	$1,061,162	$227,622
Other payables and accrued liabilities	469,339	744,984
Other payables - related party	5,851	3,029,071
Due to Puhui Cayman	3,057,269	10,512
Current portion of long-term debt	25,835	315,983
Lease liabilities - current	885,832	-
Long-term debt	1,145,825	1,206,565
Lease liabilities - noncurrent	555,796	-
Total liabilities	$7,206,909	$5,534,737

Schedule of VIE's operating results
	For the year ended June 30, 2020	For the year ended June 30, 2019	For the year ended June 30, 2018
Operating revenues	$2,179,172	$3,180,634	$4,139,181
(Loss) income from operations	(2,274,112)	(1,660,384)	303,767
Net (loss) income	$(2,512,032)	$(2,195,951)	$125,827